Schedule of other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Other Income
Liability no longer required to be paid		₨ 106,571	₨ 100,492	₨ 140,693
Gain on termination/rent concession of leases (Refer note 42)		619		1,811
Gain on sale of property, plant and equipment (net)		770	705	3,800
Miscellaneous income		997	1,165	6,216
Total	$ 1,275	₨ 108,957	₨ 102,362	₨ 152,520